INVESTMENTS (Equity) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Equity investments carrying value	$ 2	$ 2
Investments units in Alliance Berbstein	2.6
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance, beginning	72	76
Equity in net earnings (losses)	2	(2)
Impact Issuance/Repurchase Affiliate Units	(2)	2
Dividends received	(3)	(4)
Balance, ending	$ 69	$ 72